Significant Events - US Wind Projects (Details) $ in Millions, $ in Millions				12 Months Ended
	Mar. 28, 2019 CAD ($)	Mar. 28, 2019 USD ($)	Feb. 20, 2018 MW	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Jun. 28, 2018 CAD ($)
Investment [Line Items]
Notes and debentures issued					$ 350
Issued preferred capital							$ 33
Receivables due from associates					52	$ 40
US Wind Projects - Big Level
Investment [Line Items]
Capacity of facility (in megawatts) | MW			90
Term of power purchase arrangement			15 years
Payments for development project expenditure	$ 7	$ 5
Value of equity consideration received				$ 85
US Wind Projects - Antrim
Investment [Line Items]
Capacity of facility (in megawatts) | MW			29
Term of power purchase arrangement			20 years
Consideration paid (received)	24
Loans and receivables	41
Investment property under construction or development	50
Intangible assets under development	$ 15
Value of equity consideration received				41
US Wind Projects
Investment [Line Items]
Notes and debentures issued					142	105
Issued preferred capital					$ 78	$ 59
US Wind Projects | Minimum
Investment [Line Items]
Payments for development project expenditure				250
US Wind Projects | Maximum
Investment [Line Items]
Payments for development project expenditure				$ 270